Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill
Schedule of changes in the carrying amount of goodwill by segment

			Real Estate
	Real Estate	Real Estate	Information	Community
	Online	Brokerage	and Consulting	Value-added	Other
	Services	Services	Services	Services	Services	Total
	$	$	$	$	$	$
Balance as of January 1, 2013	40,215,987	3,517,748	5,667,004	—	—	49,400,739
Goodwill recognized upon acquisition	—	—	1,698,098	—	—	1,698,098
Exchange rate translation	394,633	106,569	—			501,202

Balance as of December 31, 2013	40,610,620	3,624,317	7,365,102	—	—	51,600,039

Exchange rate translation	(47,545)	(12,840)	—	—	—	(60,385)

Balance as of December 31, 2014	40,563,075	3,611,477	7,365,102	—	—	51,539,654

Goodwill recognized upon acquisition	—	—	420,396	11,716,718	79,452	12,216,566
Exchange rate translation	(755,832)	(204,108)	(15,132)	—	—	(975,072)

Balance as of December 31, 2015	39,807,243	3,407,369	7,770,366	11,716,718	79,452	62,781,148

As of December 31, 2013
Goodwill, gross	458,432,924	3,624,317	7,365,102	—	—	469,422,343
Accumulated impairment charge	(417,822,304)	—	—	—	—	(417,822,304)

Goodwill, net	40,610,620	3,624,317	7,365,102	—	—	51,600,039

As of December 31, 2014
Goodwill, gross	458,385,379	3,611,477	7,365,102	—	—	469,361,958
Accumulated impairment charge	(417,822,304)	—	—	—	—	(417,822,304)

Goodwill, net	40,563,075	3,611,477	7,365,102	—	—	51,539,654

As of December 31, 2015
Goodwill, gross	457,629,547	3,407,369	7,770,366	11,716,718	79,452	480,603,452
Accumulated impairment charge	(417,822,304)	—	—	—	—	(417,822,304)

Goodwill, net	39,807,243	3,407,369	7,770,366	11,716,718	79,452	62,781,148